REDEEMABLE PREFERRED SHARES - Key terms of the convertible preferred shares (Details) - 9 months ended Sep. 30, 2019 $ / shares in Units, ¥ in Thousands, $ in Thousands	USD ($) item $ / shares	CNY (¥) item
Redeemable preferred shares
REDEEMABLE PREFERRED SHARES
Dividend rate per annum	5.00%	5.00%
Increased dividend rate per annum	7.00%	7.00%
Increase in dividend rate each quarter thereafter if the Company has not redeemed all of the preferred shares outstanding as of the eighth anniversary of the Issue Date	0.50%	0.50%
Number of trading days | item	20	20
Consecutive trading days | item	30	30
Aggregate value of preferred shares | $	$ 10,000
Minimum percentage of the preferred shares issued as of the Issue Date, right to require the Company to sell all or a portion of its business and/or to conduct other fundraising or refinancing activities	90.00%	90.00%
Minimum percentage of outstanding preferred shares, written consent or affirmative vote needed for certain actions	75.00%
Issuance costs | $	$ 2,646
Change in redemption value | ¥		¥ 17,760
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REDEEMABLE PREFERRED SHARES
Share Price | $ / shares	$ 53.40
Conversion price | $ / shares	$ 35.60